Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 16,349
Ending balance	18,508	¥ 16,349
Cost/Deemed cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	43,794	37,314
Additions	1,489	624
Transferred from construction in progress	6,319	6,447
Disposals	(748)	(591)
Ending balance	50,854	43,794
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(27,445)	(23,153)
Amortization charge for the year	(5,556)	(4,844)
Disposals	655	552
Ending balance	¥ (32,346)	¥ (27,445)